CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
Schedule of detailed information of cash and cash equivalents

	2020	2019	2018
Cash at banks and on hand	89.5	56.9	123.9
Cash and cash equivalents	89.5	56.9	123.9

Cash provided as security for initial margin calls and negative market values on derivatives etc.	46.1	15.6	3.5
Restricted cash	46.1	15.6	3.5
Cash and cash equivalents, including restricted cash	135.6	72.5	127.4